Note Employee benefits (Projected benefit payments) (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2019	$ 46,976
2020	44,435
2021	44,616
2022	44,883
2023	45,175
2024- 2028	226,988
OPEB Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2019	8,128
2020	6,645
2021	6,834
2022	7,026
2023	7,244
2024- 2028	$ 39,774